Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions
Schedule of related party transactions

	As of
	September 30,	December 31,
	2014	2013
	(unaudited)	(audited)
Debt held by related parties	$1,300,000	$2,362,561
Warrants held by related parties	3,235,416	942

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2014	2013	2014	2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Interest paid to related parties	$237,596	$—	$237,596	$125,000
Related party interest expense	$72,211	$40,291	$453,020	$75,957

	2013	2012

Debt held by related parties	$2,362,561	$4,869,551
Interest paid to related parties	$125,000	$9,393
Related party interest expense	$120,687	$448,732
Warrants held by related parties	942	791,998